Stockholder's Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Sale of Common Stock as Stock Subscription Receivable

The Company was incorporated on January 5, 2010. Upon its formation, the Company issued 50,000 shares of its common stock to its initial shareholder at par value of $1.00 per share, or $50,000. The common stock was issued for a stock subscription receivable of $49,000 and the payment by the initial shareholder of the Company’s BVI incorporation filing fees of $1,000.

Payments Received from Stock Subscription Receivable

$2,000 and $3,500 of the stock subscription receivable was received on May 24, 2010 and June 2, 2010, respectively, by payment by the initial shareholder for the Company’s legal and audit fees. Since these payments were constructively received prior to the issuance of these financial statements, they were reflected as an asset on the balance sheet as of March 31, 2010.

$5,438 and $ 2,256 of the stock subscription receivable was received, constructively, by payment by the initial shareholder for the Company’s legal fees and edgarization services for the fiscal year ended March 31, 2011.

$2,500 of the stock subscription receivable was received on March 23, 2012 by payment by the current sole shareholder of the Company’s audit fees. Since these payments were constructively received prior to the issuance of these financial statements, they were reflected as an asset on the balance sheets as of March 31, 2011.

$3,556 and $ 532 of the stock subscription receivable was received, constructively, by payment by the initial shareholder for the Company’s legal fees and edgarization services for the fiscal year ended March 31, 2012.

$2,500 of the stock subscription receivable was received on March 23, 2012 by payment by the current sole shareholder of the Company’s audit fees. Since these payments were constructively received prior to the issuance of these financial statements, they were reflected as an asset on the balance sheets as of March 31, 2012.